Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000108404 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000108404 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000108404 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000108404 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000108404 | 874054109 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000108404 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000108404 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000108404 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000108404 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108404 | 101137107 | Boston Scientific Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000108404 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000108404 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000108404 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000108404 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000108404 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000108404 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000108404 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000108404 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000108404 | Communications
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000108404 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.80%
C000108404 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.20%
C000108406 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000108406 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000108406 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000108406 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000108406 | 874054109 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000108406 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000108406 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000108406 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000108406 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108406 | 101137107 | Boston Scientific Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000108406 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000108406 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000108406 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000108406 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000108406 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000108406 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000108406 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000108406 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000108406 | Communications
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000108406 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.80%
C000108406 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.20%
C000218687 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000218687 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000218687 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218687 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000218687 | 874054109 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000218687 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000218687 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000218687 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000218687 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218687 | 101137107 | Boston Scientific Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218687 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218687 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218687 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218687 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218687 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218687 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000218687 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000218687 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000218687 | Communications
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000218687 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.80%
C000218687 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.20%